UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-07695)
                                                    -----------

                        THE HENNESSY MUTUAL FUNDS, INC.
                        -------------------------------
               (Exact name of registrant as specified in charter)

                              THE COURTYARD SQUARE
                              --------------------
                          750 GRANT AVENUE, SUITE 100
                          ---------------------------
                                NOVATO, CA 94945
                                ----------------
              (Address of principal executive offices) (Zip code)

                                NEIL J. HENNESSY
                                ----------------
                            HENNESSY ADVISORS, INC.
                            -----------------------
                              THE COURTYARD SQUARE
                              --------------------
                          750 GRANT AVENUE, SUITE 100
                          ---------------------------
                                NOVATO, CA 94945
                                ----------------
                    (Name and address of agent for service)

                                  800-966-4354
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  APRIL 30, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                 HENNESSY FUNDS

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2005

HENNESSY CORNERSTONE GROWTH FUND(HFCGX)
HENNESSY FOCUS 30 FUND(HFTFX)
HENNESSY CORNERSTONE VALUE FUND(HFCVX)
HENNESSY TOTAL RETURN FUND(HDOGX)
HENNESSY BALANCED FUND(HBFBX)

[HENNESSY FUNDS LOGO]
FORMULAS FOR SMART INVESTING

CONTENTS

Letter to shareholders                                                       1
Returns at a glance                                                          2
Summary of investment portfolios
   Hennessy Cornerstone Growth Fund                                          5
   Hennessy Focus 30 Fund                                                    9
   Hennessy Cornerstone Value Fund                                          12
   Hennessy Total Return Fund                                               16
   Hennessy Balanced Fund                                                   19
Financial statements
   Statement of assets and liabilities                                      22
   Statement of operations                                                  24
   Statement of changes in net assets                                       26
Financial highlights
   Hennessy Cornerstone Growth Fund                                         30
   Hennessy Focus 30 Fund                                                   32
   Hennessy Cornerstone Value Fund                                          34
   Hennessy Total Return Fund                                               36
   Hennessy Balanced Fund                                                   38
Statement of cash flows                                                     40
Notes to the financial statements                                           41
Expense example                                                             49
Proxy voting policy                                                         51
Board approval of continuation of investment advisory agreement             52

LETTER TO SHAREHOLDERS

Dear Hennessy Funds Shareholder:                                      June 2005

Despite tremendous negativity and volatility in the markets, I continue to be bullish about the economy. Interest rates remain at historic lows and inflation is in check. Companies are hiring and annual earnings growth estimates are rising. Yet given the strength of fundamental economic indicators, the market has made only small gains over the past six months.

     As an investor in the Hennessy Funds, you know that two criteria we use to screen for undervalued stocks are a low price to sales ratio and a high dividend yield. We recently used these two criteria to analyze the market overall, and we were not surprised to find that the market appears to be undervalued versus historical levels. The S&P 500 Index currently has a price to sales ratio of 1.4%, which is approximately 7% below the average levels over the past ten years, and is significantly below the high of 2.2% we saw in 1999. The dividend yield is 2.09% for the S&P 500 and 2.46% for the Dow Jones Industrial Average, which are approximately double the yield that we saw in 1999, when the S&P 500 was yielding 1.09% and the Dow 1.23%. Couple this general market undervaluation with the estimates for growth in corporate earnings in the S&P 500 of approximately 20-21% and you may agree with me that the market appears poised to run.

     Of course, no one has a crystal ball that can predict the movements of the stock market. However, history tends to repeat itself, and we continue to believe that the market, over the long-run, should gain approximately 10-11% per year. The intelligent investor will continue to buy and hold mutual funds that employ strategies they understand and that have shown solid performance over time.

     We are very pleased with the performance of our funds for the first half of the year. For the six-month period ending April 30, 2005, both the Hennessy Cornerstone Growth Fund and Hennessy Focus 30 Fund significantly outperformed their benchmark indices. For the period, the Hennessy Cornerstone Growth Fund returned +8.13%, versus the S&P 500 Index at +3.28% and the Russell 2000 Index at -0.15%. The Hennessy Focus 30 Fund returned +17.19%, versus the S&P 500 Index at +3.28% and the S&P 400 Midcap Index at +5.68%. As reflected in these numbers, this is the first period in some time that small cap stocks did not lead the market; instead mid-cap stocks took the lead. Over the past six months the performance of both the Cornerstone Growth Fund and Focus 30 Fund was fueled by the steady rise in commodity prices, particularly oil and steel, as both funds have a significant weighting in oil and basic material stocks. Two star performers in both the Cornerstone Growth and Focus 30 portfolios for the six month period ending April 30, 2005 were Valero, which returned +60%, and Tesoro, which returned +25%. Other strong performing energy stocks in the Focus 30 Fund were Premcor, which returned +70% in the past six months, Peabody Energy, which returned +38%, and Consol Energy, which returned +23%. Returns of the Cornerstone Growth Fund were helped by strong performance in the housing and basic materials sectors, led by USG, which returned +88% in the past six months, Cleveland Cliffs, which returned +60%, Toll Brothers, which returned +64% and Meritage, which returned +43%.

RETURNS AT A GLANCE (as of April 30, 2005)
                                                            Six Months      One Year      Five Year
                                                              ending       Annualized     Annualized       Since
                                                             4/30/05         Return         Return       Inception
                                                            ----------     ----------     ----------     ---------
HENNESSY CORNERSTONE GROWTH FUND (Inception 11/1/96)           8.13%         16.94%         10.48%         15.32%
Russell 2000 Index                                            (0.15%)         4.71%          4.08%          7.87%
S&P 500 Index                                                  3.28%          6.34%         (2.94%)         7.67%

HENNESSY FOCUS 30 FUND (Inception 9/17/03)                    17.19%         18.97%           n/a          15.20%
S&P 400 Mid-cap Index                                          5.68%          9.74%           n/a          13.49%
S&P 500 Index                                                  3.28%          6.34%           n/a           9.58%

HENNESSY CORNERSTONE VALUE FUND (Inception 11/1/96)            2.18%          6.53%          7.79%          6.78%
Russell 1000 Index                                             4.04%          7.20%         (2.67%)         7.86%
S&P 500 Index                                                  3.28%          6.34%         (2.94%)         7.67%

HENNESSY TOTAL RETURN FUND (Inception 7/29/98)                 4.95%          2.75%          4.97%          3.10%
Dow Jones Industrial Average                                   2.78%          1.84%          0.96%          3.96%
S&P 500 Index                                                  3.28%          6.34%         (2.94%)         1.93%

HENNESSY BALANCED FUND (Inception 3/8/96)                      2.12%         (0.01%)         2.56%          4.63%
Dow Jones Industrial Average                                   2.78%          1.84%          0.96%          9.07%
S&P 500 Index                                                  3.28%          6.34%         (2.94%)         8.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com

     Though rising commodity prices have helped oil and basic material stocks, they have significantly hurt manufacturers that rely on these materials. This underperformance in the manufacturing sector explains the slight underperformance of the Hennessy Cornerstone Value Fund versus its benchmark indices. The Hennessy Cornerstone Value Fund returned +2.18% for the six months ending April 30, 2005, while the S&P 500 returned +3.28% and the Russell 1000 returned +4.04% for the same period. Despite strong performance from Altria Group, which returned +37%, and Marathon Oil, which returned +24%, the poor performance of manufacturing stocks General Motors Corp. and Ford Motor Co., which each returned -29%, hampered the returns of the Cornerstone Value Fund.

     These same themes similarly affected the performance of the Hennessy Total Return Fund and the Hennessy Balanced Fund. Exxon Mobil Corp. continued its strong stock price appreciation on the back of higher oil prices, and returned +17% for the six month period, which boosted performance in both funds. Altria Group also made a strong positive contribution to both funds. General Motors continued its slide, as the world's #1 auto manufacturer was coping with higher raw material and labor costs. The Hennessy Total Return Fund returned +4.95% for the six months ending April 30, 2005, beating both the S&P 500 Index and the Dow Jones Industrial Average, which returned +3.28 and +2.78%, respectively. The Balanced Fund returned +2.12 for the six-month period and was hampered by its larger allocation to one-year government securities in the portfolio. Despite rising interest rates, the yield on treasury securities remained relatively flat over the six-month period.

     As I look to the last six months of the year, I expect we will see continued volatility and increasing speculation by individual investors and analysts alike. However, with strong positive economic factors in place, I continue to be a market bull, anticipating strong market performance over the long run. And, as interest rates continue to rise, the returns earned on the short-term government securities in the Hennessy Balanced and Total Return portfolios are poised to increase.

     At Hennessy Funds, we remain committed to our proven, disciplined investment style, and foremost we are committed to our shareholders. Thank you for your trust and confidence, and should you have any questions or need more information, please don't hesitate to call us at (800) 966-4354 or visit our website at www.hennessyfunds.com.

                         Best regards,

                         /s/ Neil J. Hennessy

                         Neil J. Hennessy
                         President & Portfolio Manager

Please see the following page for important disclosures.

SMALL AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. INVESTMENTS IN FOREIGN SECURITIES INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISK AND DIFFERENCES IN ACCOUNTING METHODS.

THE HENNESSY TOTAL RETURN AND BALANCED FUNDS ARE NON-DIVERSIFIED, MEANING THEY MAY CONCENTRATE THEIR ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND, MAKING IT MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this semi-annual report for additional portfolio information, including percentages of holdings.

The S&P 500, Russell 2000, Russell 1000, S&P400 Midcap and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The Russell 2000 Index is a recognized small-cap index of 2000 smallest securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 is an unmanaged Index that measures the performance of large-cap U.S. stocks. The S&P 400 Midcap Index is an unmanaged Index that measures the performance of mid-cap U.S. stocks. One cannot invest directly in an index.

Price-to-sales ratio is a tool for calculating a stock's valuation relative to other companies. It is calculated by dividing a stock's current price by its revenue per share.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice. 6/05

SUMMARY OF INVESTMENTS -- HENNESSY CORNERSTONE GROWTH FUND

SUMMARY OF INVESTMENT PORTFOLIOS

The following summaries of investment portfolios are designed to help investors better understand each fund's principal holdings. Each summary is as of April 30, 2005 (unaudited).

                        HENNESSY CORNERSTONE GROWTH FUND

               Consumer Discretionary                      26.83%
               Consumer Staples                             2.04%
               Energy                                       5.52%
               Financials                                   2.05%
               Health Care                                 12.54%
               Industrials                                 19.15%
               Information Technology                       1.95%
               Materials                                   25.67%
               Utilities                                    1.52%
               Short Term Obligations and Other             2.73%

TOP TEN HOLDINGS                                              % of net assets
----------------                                              ---------------
Valero Energy Corp.                                                3.09%
Building Material Holding Corp.                                    2.93%
Sears Holding Corp.                                                2.79%
Electronics Boutique Holdings Corp.                                2.65%
Tesoro Petroleum Corp.                                             2.43%
Aetna, Inc.                                                        2.40%
Sierra Health Services                                             2.40%
Hexcel Corp.                                                       2.31%
Meritage Homes Corp.                                               2.30%
Cleveland-Cliffs, Inc.                                             2.28%

                                          Number                       % of Net
                                         of Shares       Value          Assets
                                         ---------       -----         --------
COMMON STOCKS - 97.27%

Consumer Discretionary -- 26.83%
The Black & Decker Corp.                   216,100    $ 18,072,443        1.94%
Blount International, Inc.(a)<F1>        1,095,500      16,224,355        1.74%
Bluegreen Corp.(a)<F1>                     962,400      13,348,488        1.43%
Building Material Holding Corp.            498,400      27,382,096        2.93%
Champion Enterprises, Inc.(a)<F1>        1,614,600      15,241,824        1.63%
Electronics Boutique
  Holdings Corp.(a)<F1>                    444,400      24,766,412        2.65%
Genesco, Inc.(a)<F1>                       612,900      15,769,917        1.69%
Meritage Homes Corp.(a)<F1>                338,700      21,436,323        2.30%
NVR, Inc.(a)<F1>                            24,800      17,815,080        1.91%
Quiksilver, Inc.(a)<F1>                    640,600      17,648,530        1.89%
Sears Holding Corp.(a)<F1>                 192,900      26,087,796        2.79%
Toll Brothers, Inc.(a)<F1>                 278,200      21,087,560        2.26%
WESCO International, Inc.(a)<F1>           643,900      15,569,502        1.67%
                                                      ------------      -------
                                                       250,450,326       26.83%

Consumer Staples -- 2.04%
Bunge Ltd.(b)<F2>                          334,800      19,016,640        2.04%

Energy -- 5.52%
Tesoro Petroleum Corp.(a)<F1>              599,000      22,726,060        2.43%
Valero Energy Corp.                        420,400      28,810,012        3.09%
                                                      ------------      -------
                                                        51,536,072        5.52%

Financials -- 2.05%
Jones Lang LaSalle, Inc.(a)<F1>            510,100      19,128,750        2.05%

Health Care -- 12.54%
Aetna, Inc.                                306,000      22,451,220        2.40%
Alliance Imaging, Inc.(a)<F1>            1,696,400      17,710,416        1.90%
AMERIGROUP Corp.(a)<F1>                    504,500      17,718,040        1.90%
Centene Corp.(a)<F1>                       673,200      18,748,620        2.01%
Molina Healthcare, Inc.(a)<F1>             411,500      18,003,125        1.93%
Sierra Health Services(a)<F1>              346,300      22,402,147        2.40%
                                                      ------------      -------
                                                       117,033,568       12.54%

Industrials -- 19.15%3%
The Brink's Co.                            482,900      15,578,354        1.67%
Greenbrier Cos., Inc.                      563,800      16,462,960        1.77%
Hexcel Corp.(a)<F1>                      1,316,200      21,585,680        2.31%
JB Hunt Transport Services, Inc.           425,500      16,632,795        1.78%
Landstar System, Inc.(a)<F1>               518,300      15,885,895        1.70%
McDermott
  International, Inc.(a)<F1>(b)<F2>      1,039,400      21,110,214        2.26%
Old Dominion Freight Line(a)<F1>           548,400      15,410,040        1.65%
Toro Co.                                   469,200      19,387,344        2.08%
USG Corp.(a)<F1>                           473,900      19,899,061        2.13%
Yellow Roadway Corp.(a)<F1>                342,600      16,787,400        1.80%
                                                      ------------      -------
                                                       178,739,743       19.15%

Information Technology --1.95%
NCR Corp.(a)<F1>                           551,300      18,192,900        1.95%

Materials -- 25.67%
AK Steel Holding Corp.(a)<F1>            1,318,900       9,562,025        1.03%
Carpenter Technology                       326,400      18,049,920        1.94%
Cleveland-Cliffs, Inc.                     367,500      21,318,675        2.28%
Commercial Metals Co.                      754,900      19,257,499        2.06%
Consol Energy, Inc.                        464,900      20,102,276        2.15%
Georgia Gulf Corp.                         383,200      14,143,912        1.52%
Ipsco, Inc.(b)<F2>                         399,300      18,890,883        2.02%
Lyondell Chemical Co.                      659,900      16,556,891        1.77%
Nova Chemicals Corp.(b)<F2>                403,500      13,101,645        1.40%
Novamerican Steel, Inc.(a)<F1>(b)<F2>      339,900      12,236,400        1.31%
Nucor Corp.                                364,600      18,631,060        2.00%
Oregon Steel Mills, Inc.(a)<F1>            940,600      15,642,178        1.68%
Terra Industries, Inc.(a)<F1>            2,149,100      14,828,790        1.59%
Texas Industries, Inc.                     305,900      14,126,462        1.51%
WR Grace & Co.(a)<F1>                    1,402,200      13,152,636        1.41%
                                                      ------------      -------
                                                       239,601,252       25.67%

Utilities  -- 1.52%
Reliant Energy, Inc.(a)<F1>              1,398,100      14,218,677        1.52%

                                                      ------------      -------
TOTAL COMMON STOCKS (Cost $894,543,923)                907,917,928       97.27%

                                        Principal
                                          Amount
                                        ---------
SHORT-TERM OBLIGATIONS -- 2.92%

DISCOUNT NOTES -- 2.91%
Federal Home Loan Bank Discount Note,
  2.5020%, due 05/02/2005              $27,202,000      27,200,109
                                                      ------------      -------
Total Discount Notes
(Cost $27,200,109)                                      27,200,109        2.91%

VARIABLE RATE DEMAND NOTES#<F3> -- 0.01%
American Family Financial
  Services, Inc., 2.6371%                   30,820          30,820
Wisconsin Corporate Central
  Credit Union, 2.7300%                     30,801          30,801
                                                      ------------      -------
TOTAL VARIABLE RATE DEMAND NOTES
(Cost $61,621)                                              61,621        0.01%
                                                      ------------      -------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $27,261,730)                                      27,261,730        2.92%
                                                      ------------      -------
TOTAL INVESTMENTS - 100.19%
(Cost $921,805,653)                                    935,179,658      100.19%
                                                      ------------      -------
Other Liabilities and Assets, Net - (0.19%)             (1,729,066)      (0.19%)
NET ASSETS - 100%                                     $933,450,592      100.00%
                                                      ------------      -------
                                                      ------------      -------

(a)<F1>   Non-income producing security
(b)<F2>   Foreign denominated security
#<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2005.

See Notes to the financial statements.

SUMMARY OF INVESTMENTS -- HENNESSY FOCUS 30 FUND

                             HENNESSY FOCUS 30 FUND

               Consumer Discretionary                      28.20%
               Energy                                      31.19%
               Industrials                                 11.24%
               Information Technology                       2.82%
               Materials                                   15.79%
               Utilities                                    7.47%
               Short Term Obligations and Other             3.29%

TOP TEN HOLDINGS                                              % of net assets
----------------                                              ---------------
Valero Energy Corp.                                                4.87%
Premcor, Inc.                                                      4.75%
Sears Holding Corp.                                                4.30%
Penn National Gaming, Inc.                                         4.25%
Allegheny Energy, Inc.                                             4.20%
Joy Global, Inc.                                                   4.19%
Peabody Energy Corp.                                               3.99%
Sunoco, Inc.                                                       3.79%
Tesoro Petroleum Corp.                                             3.52%
Massey Energy Co.                                                  3.39%

                                           Number                      % of Net
                                         of Shares        Value         Assets
                                         ---------        -----        --------
COMMON STOCKS -- 96.71%

Consumer Discretionary - 28.20%
The Black & Decker Corp.                    21,200     $ 1,772,956        3.00%
Brunswick Corp.                             36,900       1,549,800        2.62%
Circuit City Stores, Inc.                  108,100       1,707,980        2.89%
Dick's Sporting Goods, Inc.(a)<F4>          45,100       1,387,276        2.35%
The Goodyear Tire & Rubber Co.(a)<F4>      146,600       1,740,142        2.94%
Penn National Gaming, Inc.(a)<F4>           79,700       2,510,550        4.25%
Pulte Homes, Inc.                           25,100       1,793,395        3.03%
Quiksilver, Inc.(a)<F4>                     60,600       1,669,530        2.82%
Sears Holding Corp.(a)<F4>                  18,800       2,542,512        4.30%
                                                       -----------      -------
                                                        16,674,141       28.20%

Energy - 31.19%
Amerada Hess Corp.                          18,400       1,723,160        2.91%
Ashland, Inc.                               28,900       1,943,236        3.29%
FMC Technologies, Inc.(a)<F4>               48,400       1,467,972        2.48%
Lone Star Technologies (a)<F4>              44,800       1,744,512        2.95%
Maverick Tube Corp. (a)<F4>                 53,400       1,553,406        2.63%
Premcor, Inc.                               42,400       2,804,760        4.75%
Sunoco, Inc.                                22,600       2,243,276        3.79%
Tesoro Petroleum Corp.(a)<F4>               54,900       2,082,906        3.52%
Valero Energy Corp.                         42,000       2,878,260        4.87%
                                                       -----------      -------
                                                        18,441,488       31.19%

Industrials - 11.24%
Hughes Supply, Inc.                         52,100       1,359,810        2.30%
Joy Global, Inc.                            73,100       2,475,897        4.19%
Ryder System, Inc.                          34,600       1,277,778        2.16%
Terex Corp.(a)<F4>                          41,000       1,532,580        2.59%
                                                       -----------      -------
                                                         6,646,065       11.24%

Information Technology - 2.82%
Harris Corp.                                59,200       1,669,440        2.82%

Materials - 15.79%
Lyondell Chemical Co.                       77,500       1,944,475        3.29%
Massey Energy Co.                           55,600       2,007,716        3.39%
Nucor Corp.                                 35,600       1,819,160        3.08%
Peabody Energy Corp.                        53,800       2,354,826        3.99%
Steel Dynamics, Inc.                        44,400       1,206,792        2.04%
                                                       -----------      -------
                                                         9,332,969       15.79%

Utilities - 7.47%
Allegheny Energy, Inc.(a)<F4>              101,500       2,480,660        4.20%
Sierra Pacific Resources(a)<F4>            178,900       1,935,698        3.27%
                                                       -----------      -------
                                                         4,416,358        7.47%

TOTAL COMMON STOCKS (Cost $48,027,258)                  57,180,461       96.71%

                                         Principal
                                           Amount
                                         ---------
SHORT-TERM OBLIGATIONS -- 3.14%

Discount Notes - 3.10%
Federal Home Loan Bank Discount Note,
  2.6500%, due 05/02/2005               $1,836,000       1,835,872
                                                       -----------      -------
TOTAL DISCOUNT NOTES (Cost $1,835,872)                   1,835,872        3.10%

Variable Rate Demand Notes#<F5> - 0.04%
American Family Financial
  Services, Inc., 2.6371%                   11,377          11,377
Wisconsin Corporate Central
  Credit Union, 2.7300%                     11,377          11,377
                                                       -----------      -------
TOTAL VARIABLE RATE DEMAND NOTES
(Cost $22,754)                                              22,754        0.04%
                                                       -----------      -------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $1,858,626)                                        1,858,626        3.14%
                                                       -----------      -------
TOTAL INVESTMENTS - 99.85%
(Cost $49,885,884)                                      59,039,087       99.85%
                                                       -----------      -------
Other Assets and Liabilities, Net - 0.15%                   87,430        0.15%
NET ASSETS - 100%                                      $59,126,517      100.00%
                                                       -----------      -------
                                                       -----------      -------

(a)<F4>   Non-income producing security
#<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified date. The rates listed are as of April 30, 2005.

See notes to the financial statements.

SUMMARY OF INVESTMENTS -- HENNESSY CORNERSTONE VALUE FUND

                        HENNESSY CORNERSTONE VALUE FUND

               Consumer Discretionary                       5.28%
               Consumer Staples                            13.85%
               Energy                                      11.63%
               Financials                                  32.74%
               Health Care                                  8.76%
               Industrials                                  4.03%
               Materials                                   11.86%
               Telecommunication Services                  11.71%
               Short Term Obligations and Other             0.14%

TOP TEN HOLDINGS                                               % of net assets
----------------                                               ---------------
Kerr-McGee Corp.                                                    2.73%
Marathon Oil Corp.                                                  2.61%
The May Department Stores Co.                                       2.53%
Merck & Co., Inc.                                                   2.37%
Altria Group, Inc.                                                  2.21%
Bristol-Myers Squibb Co.                                            2.21%
Cemex S.A. de C.V. - ADR                                            2.19%
Total SA ADR                                                        2.13%
BP PLC - ADR                                                        2.13%
Eli Lilly & Co.                                                     2.12%

                                           Number                      % of Net
                                         of Shares        Value         Assets
                                         ---------        -----        --------
COMMON STOCKS -- 99.86%

Consumer Discretionary - 5.28%
Ford Motor Co.                             272,800    $  2,485,208        1.32%
General Motors Corp.                       101,100       2,697,348        1.43%
The May Department Stores Co.              136,300       4,781,404        2.53%
                                                      ------------      -------
                                                         9,963,960        5.28%

Consumer Staples - 13.85%
Albertson's, Inc.                          165,300       3,271,287        1.73%
Altria Group, Inc.                          64,300       4,178,857        2.21%
ConAgra Foods, Inc.                        140,700       3,763,725        2.00%
General Mills, Inc.                         80,500       3,976,700        2.11%
HJ Heinz Co.                               102,200       3,766,070        2.00%
Kimberly-Clark Corp.                        60,200       3,759,490        1.99%
Sara Lee Corp.                             160,000       3,422,400        1.81%
                                                      ------------      -------
                                                        26,138,529       13.85%

Energy - 11.63%
BP PLC - ADR(b)<F7>                         66,100       4,025,490        2.13%
ChevronTexaco Corp.                         73,600       3,827,200        2.03%
Kerr-McGee Corp.                            66,300       5,144,880        2.73%
Marathon Oil Corp.                         105,500       4,913,135        2.61%
Total SA ADR(b)<F7>                         36,300       4,026,033        2.13%
                                                      ------------      -------
                                                        21,936,738       11.63%

Financials - 32.74%
AON Corp.                                  169,800       3,540,330        1.88%
Bank of America Corp.                       85,200       3,837,408        2.03%
BB&T Corp.                                  91,500       3,587,715        1.90%
Citigroup, Inc.                             83,300       3,911,768        2.07%
Fannie Mae                                  55,500       2,994,225        1.59%
HSBC Holdings PLC ADR(b)<F7>                46,200       3,698,310        1.96%
J.P. Morgan Chase & Co.                    100,800       3,577,392        1.90%
Lincoln National Corp.                      81,900       3,683,043        1.95%
Marsh & McLennan Companies, Inc.           124,000       3,475,720        1.84%
National City Corp.                        105,400       3,579,384        1.90%
PNC Financial Services Group                70,600       3,758,038        1.99%
Regions Financial Corp.                    111,100       3,720,739        1.97%
US Bancorp                                 131,500       3,668,850        1.95%
Wachovia Corp.                              71,600       3,664,488        1.94%
Washington Mutual, Inc.                     94,500       3,904,740        2.07%
Wells Fargo & Co.                           62,000       3,716,280        1.97%
XL Capital Ltd.(b)<F7>                      49,200       3,458,760        1.83%
                                                      ------------      -------
                                                        61,777,190       32.74%

Health Care - 8.76%
Bristol-Myers Squibb Co.                   160,600       4,175,600        2.21%
Eli Lilly & Co.                             68,500       4,005,195        2.12%
Merck & Co., Inc.                          131,900       4,471,410        2.37%
Pfizer, Inc.                               142,900       3,882,593        2.06%
                                                      ------------      -------
                                                        16,534,798        8.76%

Industrials - 4.03%
Pitney Bowes, Inc.                          86,500       3,868,280        2.05%
RR Donnelley & Sons Co.                    113,700       3,741,867        1.98%
                                                      ------------      -------
                                                         7,610,147        4.03%

Materials - 11.86%
Cemex S.A. de C.V. - ADR(b)<F7>            115,000       4,140,000        2.19%
The Dow Chemical Co.                        79,700       3,660,621        1.94%
E.I. du Pont de Nemours & Co.               82,300       3,877,153        2.06%
International Paper Co.                     95,100       3,260,979        1.73%
MeadWestvaco Corp.                         119,100       3,507,495        1.86%
PPG Industries, Inc.                        58,200       3,931,410        2.08%
                                                      ------------      -------
                                                        22,377,658       11.86%

Telecommunication Services - 11.71%
Alltel Corp.                                65,900       3,753,664        1.99%
AT&T Corp.                                 205,500       3,931,215        2.08%
BellSouth Corp.                            135,900       3,599,991        1.91%
SBC Communications, Inc.                   150,500       3,581,900        1.90%
Telefonica
  de Argentina SA(a)<F6>+<F9>^<F10>*<F11>   25,800             258        0.00%
Telefonos de Mexico
  SA de CV - ADR(b)<F7>                    112,700       3,820,530        2.02%
Verizon Communications, Inc.                95,200       3,408,160        1.81%
                                                      ------------      -------
                                                        22,095,718       11.71%

TOTAL COMMON STOCKS (Cost $188,207,438)                188,434,738       99.86%

                                         Principal
                                           Amount
                                         ---------
SHORT-TERM OBLIGATIONS - 0.00%

VARIABLE RATE DEMAND NOTES#<F8> - 0.00%
American Family Financial
  Services, Inc., 2.6371%                   $1,700           1,700
Wisconsin Corporate Central
  Credit Union, 2.7300%                      1,699           1,699
                                                      ------------      -------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $3,399)                                                3,399        0.00%
                                                      ------------      -------
TOTAL INVESTMENTS - 99.86%
(Cost $188,210,837)                                    188,438,137       99.86%
Other Assets and Liabilities, Net - 0.14%                  258,225        0.14%
                                                      ------------      -------
NET ASSETS - 100%                                     $188,696,362      100.00%
                                                      ------------      -------
                                                      ------------      -------

(a)<F6>   Non-income producing security
(b)<F7>   Foreign denominated security
#<F8> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2005.
+<F9>     All or a portion of this security is out on loan at April 30, 2005.
^<F10> Security is fair valued. Please see Note 2 in the accompanying Notes to Financial Statements.
*<F11>    Security is collateralized by $135,800 in cash.
ADR       American Depository Receipts

See notes to the financial statements.

SUMMARY OF INVESTMENTS -- HENNESSY TOTAL RETURN FUND

                           HENNESSY TOTAL RETURN FUND

               Consumer Discretionary                       4.79%
               Consumer Staples                            10.48%
               Energy                                       7.81%
               Financials                                  14.25%
               Health Care                                  7.84%
               Industrials                                  6.48%
               Materials                                    7.70%
               Telecommunication Services                  14.96%
               Short Term Obligations and Other            25.69%

TOP TEN HOLDINGS                                              % of net assets
----------------                                              ---------------
Altria Group, Inc.                                                 8.64%
Exxon Mobil Corp.                                                  7.81%
E. I. du Pont de Nemours and Co.                                   7.70%
SBC Communications, Inc.                                           7.58%
Citigroup, Inc.                                                    7.38%
J.P. Morgan Chase & Co.                                            6.87%
General Electric Co.                                               6.48%
Merck & Co., Inc.                                                  5.97%
AT&T Corp.                                                         5.37%
General Motors Corp.                                               4.79%

                                           Number                      % of Net
                                         of Shares        Value         Assets
                                         ---------        -----        --------
COMMON STOCKS -- 74.31%

Consumer Discretionary - 4.79%
General Motors Corp.                       165,100     $ 4,404,868        4.79%

Consumer Staples - 10.48%
Altria Group, Inc.                         122,325       7,949,901        8.64%
The Coca-Cola Co.                           39,000       1,694,160        1.84%
                                                       -----------      -------
                                                         9,644,061       10.48%

Energy - 7.81%
Exxon Mobil Corp.                          126,125       7,192,909        7.81%

Financials  - 14.25%
Citigroup, Inc.                            144,700       6,795,112        7.38%
J.P. Morgan Chase & Co.                    178,175       6,323,431        6.87%
                                                       -----------      -------
                                                        13,118,543       14.25%

Health Care - 7.84%
Merck & Co., Inc.                          162,100       5,495,190        5.97%
Pfizer, Inc.                                63,175       1,716,465        1.87%
                                                       -----------      -------
                                                         7,211,655        7.84%

Industrials - 6.48%
General Electric Co.                       164,775       5,964,855        6.48%

Materials - 7.70%
E. I. du Pont de Nemours and Co.           150,400       7,085,344        7.70%

Telecommunication Services - 14.96%
AT&T Corp.                                 258,375       4,942,714        5.37%
SBC Communications, Inc.                   293,050       6,974,590        7.58%
Verizon Communications, Inc.                51,650       1,849,070        2.01%
                                                       -----------      -------
                                                        13,766,374       14.96%

TOTAL COMMON STOCKS (Cost $70,995,466)                  68,388,609       74.31%

                                       Principal
                                         Amount
                                       ---------
SHORT-TERM OBLIGATIONS - 61.44%

U.S. TREASURY BILLS*<F12> - 60.07%
2.4170%, 05/26/2005                    $21,000,000      20,965,437
2.5506%, 06/23/2005                     13,500,000      13,450,114
2.6816%, 07/21/2005                     21,000,000      20,870,745
                                                       -----------      -------
TOTAL U.S. TREASURY BILLS
(Cost $55,293,646)                                      55,286,296       60.07%

DISCOUNT NOTES - 1.35%
Federal Home Loan Bank Discount Note,
2.6500%, due 05/02/2005                  1,240,000       1,239,914
                                                       -----------      -------
TOTAL DISCOUNT NOTES (Cost $1,239,914)                   1,239,914        1.35%

VARIABLE RATE DEMAND NOTES#<F13> - 0.02%
American Family Financial
  Services, Inc., 2.6371%                   11,839          11,839
Wisconsin Corporate Central
  Credit Union, 2.7300%                     11,810          11,810
                                                       -----------      -------
TOTAL VARIABLE RATE DEMAND NOTES
(Cost $23,649)                                              23,649        0.02%
                                                       -----------      -------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $56,557,209)                                      56,549,859       61.44%
                                                       -----------      -------
TOTAL INVESTMENTS - 135.75%
(Cost $127,552,675)                                    124,938,468      135.75%
Other Liabilities and Assets, Net - (35.75%)           (32,903,772)     (35.75%)
                                                       -----------      -------
NET ASSETS - 100%                                      $92,034,696      100.00%
                                                       -----------      -------
                                                       -----------      -------

*<F12> Collateral or partial collateral for securities sold subject to repurchase.
#<F13> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates changed periodically on specified dates. The rates listed are as of April 30, 2005.

See notes to the financial statements.

SUMMARY OF INVESTMENTS -- HENNESSY BALANCED FUND

                             HENNESSY BALANCED FUND

               Consumer Staples                             8.13%
               Energy                                       1.18%
               Financials                                   9.18%
               Health Care                                  5.46%
               Industrials                                  4.00%
               Materials                                    6.59%
               Telecommunication Services                   9.21%
               Short Term Obligations and Other            52.98%
               Consumer Discretionary                       3.27%

TOP TEN HOLDINGS                                              % of net assets
----------------                                              ---------------
Altria Group, Inc.                                                 5.84%
E.I. du Pont de Nemours & Co.                                      5.17%
Citigroup, Inc.                                                    4.77%
SBC Communications, Inc.                                           4.60%
J.P. Morgan Chase & Co.                                            4.41%
Merck & Co., Inc.                                                  4.13%
General Electric Co.                                               4.00%
General Motors Corp.                                               3.27%
Verizon Communications, Inc.                                       2.96%
The Coca-Cola Co.                                                  2.29%

                                           Number                      % of Net
                                          of Shares       Value         Assets
                                          ---------       -----        --------
COMMON STOCKS -- 47.02%

Consumer Discretionary - 3.27%
General Motors Corp.                        25,000     $   667,000        3.27%

Consumer Staples - 8.13%
Altria Group, Inc.                          18,350       1,192,566        5.84%
The Coca-Cola Co.                           10,800         469,152        2.29%
                                                       -----------      -------
                                                         1,661,718        8.13%

Energy - 1.18%
Exxon Mobil Corp.                            4,225         240,952        1.18%

Financials - 9.18%
Citigroup, Inc.                             20,750         974,420        4.77%
J.P. Morgan Chase & Co.                     25,375         900,559        4.41%
                                                       -----------      -------
                                                         1,874,979        9.18%

Health Care - 5.46%
Merck & Co., Inc.                           24,900         844,110        4.13%
Pfizer, Inc.                                10,000         271,700        1.33%
                                                       -----------      -------
                                                         1,115,810        5.46%

Industrials - 4.00%
General Electric Co.                        22,550         816,310        4.00%

Materials- 6.59%
E.I. du Pont de Nemours & Co.               22,425       1,056,442        5.17%
International Paper Co.                      8,450         289,750        1.42%
                                                       -----------      -------
                                                         1,346,192        6.59%

Telecommunication Services - 9.21%
AT&T Corp.                                  17,625         337,166        1.65%
SBC Communications, Inc.                    39,475         939,505        4.60%
Verizon Communications, Inc.                16,875         604,125        2.96%
                                                       -----------      -------
                                                         1,880,796        9.21%

TOTAL COMMON STOCKS (Cost $9,680,803)                    9,603,757       47.02%

                                         Principal
                                          Amount
                                         ---------
SHORT-TERM OBLIGATIONS - 52.72%

U.S. TREASURY NOTES - 30.60%
1.625%, 4/30/2005                       $  250,000         250,000
1.125%, 6/30/2005                        1,000,000         997,344
1.500%, 7/31/2005                          650,000         647,791
2.000%, 8/31/2005                          950,000         946,920
1.625%, 9/30/2005                          800,000         795,344
1.625%, 10/31/2005                         350,000         347,402
1.875%, 11/30/2005                         500,000         496,250
1.875%, 1/31/2006                          151,000         149,443
1.625%, 2/28/2006                          815,000         803,635
1.500%, 3/31/2006                          830,000         816,123
                                                       -----------      -------
TOTAL U.S. TREASURY NOTES
(Cost $6,254,944)                                        6,250,252       30.60%
                                                       -----------      -------

DISCOUNT NOTES - 21.93%
Federal Home Loan Bank Discount Note,
  2.6500%, due 05/02/2005                4,481,000       4,480,689
                                                       -----------      -------
TOTAL DISCOUNT NOTES (Cost $4,480,689)                   4,480,689       21.93%
                                                       -----------      -------

VARIABLE RATE DEMAND NOTES#<F14> - 0.19%
American Family Financial
  Services, Inc., 2.6371%                   19,439          19,439
Wisconsin Corporate Central
  Credit Union, 2.7300%                     19,432          19,432
                                                       -----------      -------
TOTAL VARIABLE RATE DEMAND NOTES
(Cost $38,871)                                              38,871        0.19%
                                                       -----------      -------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $10,774,504)                                      10,769,812       52.72%
                                                       -----------      -------
TOTAL INVESTMENTS - 99.74%
(Cost $20,455,307)                                      20,373,569       99.74%
Other Assets and Liabilities, Net - 0.26%                   53,509        0.26%
                                                       -----------      -------
NET ASSETS - 100%                                      $20,427,078      100.00%
                                                       -----------      -------
                                                       -----------      -------

#<F14> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates changed periodically on specified dates. The rates listed are as of April 30, 2005.

See notes to the financial statements.

FINANCIAL STATEMENTS - STATEMENT OF ASSETS AND LIABILITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  As of April 30, 2005 (unaudited)

                                                     HENNESSY          HENNESSY         HENNESSY        HENNESSY       HENNESSY
                                                    CORNERSTONE        FOCUS 30        CORNERSTONE    TOTAL RETURN     BALANCED
                                                    GROWTH FUND          FUND          VALUE FUND         FUND           FUND
                                                    -----------        --------        -----------    ------------     --------
ASSETS
Investments, at value (cost $921,805,653,
  $49,885,884, $188,210,837, $127,552,675
  and $20,455,307, respectively)(1)<F15>            $935,179,658      $59,039,087      $188,438,137   $124,938,468    $20,373,569
Cash                                                         742                -                 -              -              -
Dividends and interest receivable                        258,369           19,603           716,144        300,147         66,312
Receivable for fund shares sold                        1,317,670          143,024            14,939         85,600              -
Receivable for securities sold                                 -                -                 -              -              -
Prepaid expenses and other assets                         43,232           14,412            23,491          8,996         12,675
                                                  --------------   --------------    --------------   ------------   ------------
      Total Assets                                   936,799,671       59,216,126       189,192,711    125,333,211     20,452,556
                                                  --------------   --------------    --------------   ------------   ------------

LIABILITIES
Collateral for securities loaned                               -                -                 -              -              -
Payable for fund shares redeemed                       2,145,198            9,382           175,723         24,560              -
Payable to Adviser                                       590,200           49,837           115,598         45,576         10,141
Payable to Administrator                                 422,220           27,124            87,267         41,335          9,363
Payable to Custodian                                           -                -            16,298              -              -
Payable to Distributor                                         -                -                 -         27,156          4,225
Reverse repurchase agreement                                   -                -                 -     33,070,000              -
Accrued expenses and other payables                      191,461            3,266                 -         89,888          1,749
Other liabilities(2)<F16>                                      -                -           101,463              -              -
                                                  --------------   --------------    --------------   ------------   ------------
      Total Liabilities                                3,349,079           89,609           496,349     33,298,515         25,478
                                                  --------------   --------------    --------------   ------------   ------------

NET ASSETS                                          $933,450,592      $59,126,517      $188,696,362    $92,034,696    $20,427,078
                                                  --------------   --------------    --------------   ------------   ------------
                                                  --------------   --------------    --------------   ------------   ------------

NET ASSETS CONSIST OF
Capital stock                                       $860,909,287      $57,930,988      $329,642,195   $189,705,766    $23,867,178
Accumulated undistributed
  net investment income (loss)                        (3,760,429)        (194,266)        1,846,223        180,947         31,397
Accumulated undistributed net realized
  gain (loss) on investments                          62,927,729       (7,763,408)     (143,019,356)   (95,237,810)    (3,389,759)
Unrealized net appreciation (depreciation)
  on investments                                      13,374,005        9,153,203           227,300     (2,614,207)       (81,738)
                                                  --------------   --------------    --------------   ------------   ------------
      Total Net Assets                              $933,450,592      $59,126,517      $188,696,362    $92,034,696    $20,427,078
                                                  --------------   --------------    --------------   ------------   ------------
                                                  --------------   --------------    --------------   ------------   ------------

Shares authorized ($.0001 par value)              25,000,000,000   25,000,000,000    25,000,000,000    100,000,000    100,000,000
Shares issued and outstanding                         54,561,068        5,818,494        15,068,876      8,515,921      1,897,212
                                                  --------------   --------------    --------------   ------------   ------------
Net asset value, offering price
  and redemption price per share                          $17.11           $10.16            $12.52         $10.81        $10.77
                                                  --------------   --------------    --------------   ------------   ------------
                                                  --------------   --------------    --------------   ------------   ------------

(1)<F15> Market value of securities on loan $0, $0, $258, $0 and $0, respectively.
(2)<F16> Prior to the merger, the Lindner Growth & Income Fund had an other liabilities balance of $101,463 on its books due to an underlying shareholder claim. As a result of the merger that transacted on February 27, 2004, the Value Fund assumed this balance.

See notes to the financial statements.

FINANCIAL STATEMENTS - STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS  Six months ended April 30, 2005 (unaudited)

                                                     HENNESSY          HENNESSY         HENNESSY        HENNESSY       HENNESSY
                                                    CORNERSTONE        FOCUS 30        CORNERSTONE    TOTAL RETURN     BALANCED
                                                    GROWTH FUND          FUND          VALUE FUND         FUND           FUND
                                                    -----------        --------        -----------    ------------     --------
INVESTMENT INCOME
Dividend income                                     $1,951,789          $203,698       $3,286,191      $1,367,190       $206,511
Interest income                                        162,507            13,423           11,067         544,649         78,324
Securities lending income                              105,890                --            1,555              --             --
Other income                                                --                --            3,309              --             --
                                                   -----------        ----------       ----------      ----------       --------
      Total investment income                        2,220,186           217,121        3,302,122       1,911,839        284,835
                                                   -----------        ----------       ----------      ----------       --------

EXPENSES
Investment advisory fees                             3,576,213           287,350          729,644         279,232         63,895
Administration, fund accounting,
  custody and transfer agent fees                    1,234,870            77,584          266,221         125,654         28,753
Distribution fees                                           --                --               --         124,513         26,623
Service fees                                           483,272                --           98,600              --             --
Federal and state registration fees                     21,844            10,388           17,024           9,274          9,781
Audit fees                                              12,390             4,283            9,044          13,029          9,990
Legal fees                                               9,777             8,282            9,757           6,541          6,166
Reports to shareholders                                 33,485             2,418            5,823           3,716          2,106
Directors' fees and expenses                             5,517             5,060            5,198           3,723          3,688
Sub-transfer agent expenses                            526,100            13,200           19,208              --             --
Insurance expense                                       31,017             1,914            6,822           3,569            915
Interest expense (See Note 7)                           45,406               365            2,495         403,040             --
Other                                                      724               543              207             540            543
                                                   -----------        ----------       ----------      ----------       --------
Total expenses                                       5,980,615           411,387        1,170,043         972,831        152,460
Expense Reimbursement by Adviser                            --                --               --              --             --
                                                   -----------        ----------       ----------      ----------       --------
      Net expenses                                   5,980,615           411,387        1,170,043         972,831        152,460
                                                   -----------        ----------       ----------      ----------       --------
NET INVESTMENT INCOME (LOSS)                       $(3,760,429)        $(194,266)      $2,132,079        $939,008       $132,375
                                                   -----------        ----------       ----------      ----------       --------

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on investments            $67,276,970          $277,488       $5,657,759      $1,230,743        $83,228
Change in unrealized
  appreciation (depreciation) on investments         3,856,005         8,391,935       (3,239,912)      2,313,650        235,451
                                                   -----------        ----------       ----------      ----------       --------
Net gain (loss) on investments                      71,132,975         8,669,423        2,417,847       3,544,393        318,679
                                                   -----------        ----------       ----------      ----------       --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $67,372,546        $8,475,157       $4,549,926      $4,483,401       $451,054
                                                   -----------        ----------       ----------      ----------       --------
                                                   -----------        ----------       ----------      ----------       --------

See notes to the financial statements.

FINANCIAL STATEMENTS - STATEMENT OF CHANGES IN NET ASSETS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    HENNESSY CORNERSTONE GROWTH FUND
                                                                         -----------------------------------------------------
                                                                           Six Months
                                                                             Ended            Period Ended         Year Ended
                                                                         April 30, 2005       October 31,        September 30,
                                                                          (Unaudited)         2004(1)<F17>            2004
                                                                         --------------       ------------       -------------
OPERATIONS
Net investment income (loss)                                              ($3,760,429)           ($798,823)       ($6,045,256)
Net realized gain (loss) on securities                                     67,276,970             (519,598)       260,819,119
Change in unrealized appreciation (depreciation) on securities              3,856,005           15,254,630       (178,544,729)
                                                                         ------------         ------------       ------------
Net increase (decrease) in net assets resulting from operations            67,372,546           13,936,209         76,229,134
                                                                         ------------         ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                         --                   --                 --
From net realized gains                                                  (173,840,684)                  --                 --
Return of capital                                                                  --                   --                 --
                                                                         ------------         ------------       ------------
                                                                         (173,840,684)                  --                 --
                                                                         ------------         ------------       ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed                                           164,034,640            8,450,760        278,038,137
Proceeds from shares issued in connection with the Lindner Funds merger            --                   --         15,352,072
Dividends reinvested                                                      168,579,703                   --                 --
Redemption fees retained                                                       76,438                4,497            171,968
Cost of shares redeemed                                                  (161,765,470)         (19,434,245)      (255,741,417)
                                                                         ------------         ------------       ------------
Net increase (decrease) in net assets derived
from capital share transactions                                           170,925,311          (10,978,988)        37,820,760
                                                                         ------------         ------------       ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    64,457,173            2,957,221        114,049,894
                                                                         ------------         ------------       ------------
NET ASSETS:
Beginning of period                                                       868,993,419          866,036,198        751,986,304
                                                                         ------------         ------------       ------------
End of period                                                            $933,450,592         $868,993,419       $866,036,198
                                                                         ------------         ------------       ------------
                                                                         ------------         ------------       ------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD                 ($3,760,429)        $         --       $         --

CHANGES IN SHARES OUTSTANDING
Shares sold                                                                 8,832,527              437,895         14,598,984
Shares issued in connection to the acquisition of Lindner Funds                    --                   --            795,750
Shares issued to holders as reinvestment of dividends                       9,772,737                   --                 --
Shares redeemed                                                            (8,875,021)          (1,007,572)       (13,629,312)
                                                                         ------------         ------------       ------------
Net increase (decrease) in shares outstanding                               9,730,243             (569,677)         1,765,422
                                                                         ------------         ------------       ------------
                                                                         ------------         ------------       ------------

                                                    HENNESSY FOCUS 30 FUND                   HENNESSY CORNERSTONE VALUE FUND
                                         -------------------------------------------- --------------------------------------------
                                           Six Months                                   Six Months
                                              Ended      Period Ended    Year Ended        Ended      Period Ended    Year Ended
                                         April 30, 2005   October 31,   September 30, April 30, 2005   October 31,   September 30,
                                           (Unaudited)   2004(1)<F17>       2004        (Unaudited)   2004(1)<F17>       2004
                                         --------------  ------------   ------------- --------------  ------------   -------------
OPERATIONS
Net investment income (loss)                 ($194,266)      ($57,161)     ($450,015)    $2,132,079       $280,943     $3,216,832
Net realized gain (loss) on securities         277,488             --      1,712,086      5,657,759             --        976,738
Change in unrealized appreciation
(depreciation) on securities                 8,391,935       (625,572)     3,113,471     (3,239,912)     1,489,282      1,071,719
                                           -----------    -----------    -----------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                    8,475,157       (682,733)     4,375,542      4,549,926      1,770,225      5,265,289
                                           -----------    -----------    -----------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                          --             --             --     (3,734,561)            --       (421,282)
From net realized gains                             --             --             --             --             --             --
Return of capital                                   --             --             --             --             --             --
                                           -----------    -----------    -----------   ------------   ------------   ------------
                                                    --             --             --     (3,734,561)            --       (421,282)
                                           -----------    -----------    -----------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed             17,738,207        738,948     24,923,015      4,182,221        925,168      7,462,844
Proceeds from shares issued in
connection with the Lindner Funds merger            --             --             --             --             --    179,367,979
Dividends reinvested                                --             --             --      3,276,633             --        407,298
Redemption fees retained                         7,346             59         11,733          3,894             --          4,089
Cost of shares redeemed                    (17,453,875)      (790,514)   (11,503,642)   (15,227,461)    (1,535,375)   (17,914,176)
                                           -----------    -----------    -----------   ------------   ------------   ------------
Net increase (decrease) in net assets
derived from capital share transactions        291,678        (51,507)    13,431,106     (7,764,713)      (610,207)   169,328,034
                                           -----------    -----------    -----------   ------------   ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      8,766,835       (734,240)    17,806,648     (6,949,348)     1,160,018    174,172,041
                                           -----------    -----------    -----------   ------------   ------------   ------------
NET ASSETS:
Beginning of period                         50,359,682     51,093,922     33,287,274    195,645,710    194,485,692     20,313,651
                                           -----------    -----------    -----------   ------------   ------------   ------------
End of period                              $59,126,517    $50,359,682    $51,093,922   $188,696,362   $195,645,710   $194,485,692
                                           -----------    -----------    -----------   ------------   ------------   ------------
                                           -----------    -----------    -----------   ------------   ------------   ------------

UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS), END OF PERIOD                 ($194,266)           $--            $--     $1,846,223     $3,448,705     $3,167,762

CHANGES IN SHARES OUTSTANDING
Shares sold                                  1,751,023         84,638      2,846,070        325,038         74,555        624,832
Shares issued in connection to
the acquisition of Lindner Funds                    --             --             --             --             --     14,615,807
Shares issued to holders
as reinvestment of dividends                        --             --             --        251,469             --         34,871
Shares redeemed                             (1,742,804)       (91,797)    (1,340,339)    (1,185,451)      (124,102)    (1,480,254)
                                           -----------    -----------    -----------   ------------   ------------   ------------
Net increase (decrease)
in shares outstanding                            8,219         (7,159)     1,505,731       (608,944)       (49,547)    13,795,256
                                           -----------    -----------    -----------   ------------   ------------   ------------
                                           -----------    -----------    -----------   ------------   ------------   ------------

(1)<F17> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.

See notes to the financial statements.

FINANCIAL STATEMENTS - STATEMENT OF CHANGES IN NET ASSETS

STATEMENT OF CHANGES IN NET ASSETS

                                                  HENNESSY TOTAL RETURN FUND                     HENNESSY BALANCED FUND
                                         -------------------------------------------- --------------------------------------------
                                           Six Months                                   Six Months
                                              Ended      Period Ended                      Ended      Period Ended
                                         April 30, 2005   October 31,    Year Ended   April 30, 2005   October 31,    Year Ended
                                           (Unaudited)   2004(1)<F18>   June 30, 2004   (Unaudited)   2004(1)<F18>   June 30, 2004
                                         --------------  ------------   ------------- --------------  ------------   -------------
OPERATIONS
Net investment income (loss)                  $939,008       $587,197       $600,144      $132,375        $85,156       $197,328
Net realized gain (loss) on securities       1,230,743         13,282        272,805        83,228        (86,296)        32,241
Change in unrealized appreciation
(depreciation) on securities                 2,313,650     (2,158,098)    (3,087,326)      235,451       (441,020)       673,215
                                           -----------    -----------    -----------   -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                    4,483,401     (1,557,619)    (2,214,377)      451,054       (442,160)       902,784
                                           -----------    -----------    -----------   -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                    (899,155)      (446,103)      (600,144)     (126,315)       (59,819)      (197,328)
From net realized gains                             --             --             --            --             --        (93,788)
Return of capital                                   --             --       (109,324)           --             --        (42,438)
                                           -----------    -----------    -----------   -----------    -----------    -----------
                                              (899,155)      (446,103)      (709,468)     (126,315)       (59,819)      (333,554)
                                           -----------    -----------    -----------   -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed              3,012,897        459,224      2,789,770       739,480        857,432      3,350,098
Proceeds from shares issued in
connection with the Lindner Funds merger            --             --     96,447,508            --             --     10,051,535
Dividends reinvested                           836,472        415,778        657,552       121,770         57,564        323,188
Redemption fees retained                           320            482            514         1,088            239          5,244
Cost of shares redeemed                     (7,298,025)    (3,935,847)    (6,030,399)   (2,524,674)    (2,041,113)    (6,976,348)
                                           -----------    -----------    -----------   -----------    -----------    -----------
Net increase (decrease) in net assets
derived from capital share transactions     (3,448,336)    (3,060,363)    93,864,945    (1,662,336)    (1,125,878)     6,753,717
                                           -----------    -----------    -----------   -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        135,910     (5,064,085)    90,941,100    (1,337,597)    (1,627,857)     7,322,947
                                           -----------    -----------    -----------   -----------    -----------    -----------

NET ASSETS:
Beginning of period                         91,898,786     96,962,871      6,021,771    21,764,675     23,392,532     16,069,585
                                           -----------    -----------    -----------   -----------    -----------    -----------
End of period                              $92,034,696    $91,898,786    $96,962,871   $20,427,078    $21,764,675    $23,392,532
                                           -----------    -----------    -----------   -----------    -----------    -----------
                                           -----------    -----------    -----------   -----------    -----------    -----------

UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS), END OF PERIOD                  $180,947       $141,094            $--       $31,397        $25,337            $--

CHANGES IN SHARES OUTSTANDING
Shares sold                                    273,278         43,941        271,039        67,693         80,155        308,593
Shares issued in connection to the
acquisition of Lindner Funds                        --             --      8,736,232            --             --        919,731
Shares issued to holders as
reinvestment of dividends                       76,904         39,448         61,715        11,241          5,355         30,224
Shares redeemed                               (669,611)      (376,366)      (564,409)     (231,950)      (190,755)      (643,030)
                                           -----------    -----------    -----------   -----------    -----------    -----------
Net increase (decrease)
in shares outstanding                         (319,429)      (292,977)     8,504,577      (153,016)      (105,245)       615,518
                                           -----------    -----------    -----------   -----------    -----------    -----------
                                           -----------    -----------    -----------   -----------    -----------    -----------

(1)<F18> For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS - HENNESSY CORNERSTONE GROWTH FUND

FINANCIAL HIGHLIGHTS

HENNESSY CORNERSTONE GROWTH FUND

                                   Six Months Ended        Period Ended                   Year Ended September 30,
                                    April 30, 2005         October 31,        -------------------------------------------------
                                  (Unaudited)(2)<F20>  2004(1)<F19>(2)<F20>   2004       2003       2002       2001        2000
                                  ------------------   --------------------   ----       ----       ----       ----        ----
PER SHARE DATA
Net asset value,
beginning of period                     $19.38                $19.08         $17.23     $13.55     $13.98     $19.48      $12.36
                                        ------                ------         ------     ------     ------     ------      ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment gain (loss)(3)<F21>    (0.07)                (0.02)         (0.13)     (0.07)     (0.07)     (0.09)      (0.16)
   Net realized and unrealized
   gains (losses)on securities            1.68                  0.32           1.98       4.23       0.67      (1.91)       7.28
                                        ------                ------         ------     ------     ------     ------      ------
      Total from investment operations    1.61                  0.30           1.85       4.16       0.60      (2.00)       7.12
                                        ------                ------         ------     ------     ------     ------      ------

LESS DISTRIBUTIONS
   Dividends from net investment income      -                     -              -          -          -          -           -
   Dividends from net realized gains     (3.88)                    -              -      (0.48)     (1.03)     (3.50)          -
                                        ------                ------         ------     ------     ------     ------      ------
      Total distributions                (3.88)                    -              -      (0.48)     (1.03)     (3.50)          -
                                        ------                ------         ------     ------     ------     ------      ------

Redemption fees retained(4)<F22>             -                     -              -          -          -          -           -
                                        ------                ------         ------     ------     ------     ------      ------

Net asset value, end of period          $17.11                $19.38         $19.08     $17.23     $13.55     $13.98      $19.48
                                        ------                ------         ------     ------     ------     ------      ------
                                        ------                ------         ------     ------     ------     ------      ------

TOTAL RETURN                             8.13%                 1.57%         10.74%     31.67%      4.47%    (10.95%)     57.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets,
end of period (millions)                $933.5                $869.0         $866.0     $752.0     $342.4     $155.5      $182.5
Ratio of expenses to
average net assets                       1.24%                 1.25%          1.25%      1.27%      1.10%      1.11%       1.18%
Ratio of net investment income to
average net assets                      (0.78%)               (1.08%)        (0.68%)    (0.60%)    (0.73%)    (0.60%)     (0.90%)
Portfolio turnover rate                 88.75%                 0.00%        106.97%     74.80%     70.33%    103.33%      95.28%

(1)<F19> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)<F20> All ratios for the period have been annualized, except portfolio turnover and total return.
(3)<F21> Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(4)<F22>  Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS - HENNESSY FOCUS 30 FUND

FINANCIAL HIGHLIGHTS

HENNESSY FOCUS 30 FUND

                                     Six Months                                            January 1,                   January 2,
                                        Ended               Period             Year           2003           Year       2001*<F23>
                                      April 30,              Ended            Ended         through         Ended        through
                                        2005              October 31,     September 30,  September 30,   December 31,  December 31,
                                 (Unaudited)(3)<F26> 2004(2)<F25>(3)<F26>      2004      2003 (1)<F24>       2002          2001
                                 ------------------- -------------------- -------------  -------------   ------------  ------------
PER SHARE DATA
Net asset value, beginning of period    $8.67                $8.78             $7.72          $6.63          $9.27        $10.00
                                       ------                -----             -----          -----          -----        ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)          (0.03)               (0.01)            (0.08)         (0.03)         (0.02)        (0.02)
  Net realized and unrealized
  gains (losses) on investments          1.52                (0.10)             1.14           1.12          (2.62)        (0.71)
                                       ------                -----             -----          -----          -----        ------
    Total from investment operations     1.49                (0.11)             1.06           1.09          (2.64)        (0.73)
                                       ------                -----             -----          -----          -----        ------

LESS DISTRIBUTIONS
  Dividends from net investment income      -                    -                 -              -              -             -
  Dividends from net realized gains         -                    -                 -              -              -             -
                                       ------                -----             -----          -----          -----        ------
    Total distributions                     -                    -                 -              -              -             -
                                       ------                -----             -----          -----          -----        ------

Redemption fees retained(4)<F27>            -                    -                 -              -              -             -
                                       ------                -----             -----          -----          -----        ------

Net asset value, end of period         $10.16                $8.67             $8.78          $7.72          $6.63         $9.27
                                       ------                -----             -----          -----          -----        ------
                                       ------                -----             -----          -----          -----        ------

TOTAL RETURN                           17.19%               (1.25%)           13.73%         16.44%        (28.48%)       (7.30%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)    $59.1                $50.4             $51.1          $33.3          $28.5         $43.2
Ratio of net expenses
to average net assets:
  Before expense reimbursement          1.43%                1.45%             1.41%          1.59%          1.54%         1.80%
  After expense reimbursement           1.43%(5)             1.45%(5)          1.41%(5)       1.49%(5)       1.50%         1.50%
                                            <F28>                <F28>             <F28>          <F28>
Ratio of net investment loss
to average net assets:
  Before expense reimbursement         (0.68%)              (1.33%)           (0.92%)        (0.67%)        (0.24%)       (0.62%)
  After expense reimbursement          (0.68%)              (1.33%)           (0.92%)        (0.57%)        (0.20%)       (0.32%)
Portfolio turnover rate                 8.41%                0.00%           113.13%        356.77%        291.00%       210.00%

*<F23>    Commencement of operations.
(1)<F24> The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. The assets of the SYM Select Growth Fund were acquired by the Hennessy Focus 30 Fund on September 17, 2003. At the time of the merger the Adviser also changed from SYM Financial Corporation to Hennessy Advisors, Inc. Effective September 30, 2003 the Fund changed it's fiscal year end to September from December.
(2)<F25> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)<F26> All ratios for the period have been annualized, except portfolio turnover and total return.
(4)<F27>  Amount is less than $0.01.
(5)<F28> On September 17, 2003 the Hennessy Focus 30 Fund instituted an expense cap of 1.45% of the average daily net assets of the Focus 30 Fund until such contractual limitation is terminated by the Board of Directors of the Hennessy Mutual Funds, Inc.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS - HENNESSY CORNERSTONE VALUE FUND

FINANCIAL HIGHLIGHTS

HENNESSY CORNERSTONE VALUE FUND

                                        Six Months              Period
                                          Ended                  Ended                       Year Ended September 30
                                      April 30, 2005          October 31,          --------------------------------------------
                                   (Unaudited)(2)<F30>   2004(1)<F29>(2)<F30>      2004      2003      2002      2001      2000
                                   -------------------   --------------------      ----      ----      ----      ----      ----
PER SHARE DATA:
Net asset value, beginning of period      $12.48                $12.37            $10.51     $8.95    $10.91    $10.29    $11.90
                                          ------                ------            ------    ------    ------    ------    ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              0.14                  0.02              0.31(3)   0.21      0.25      0.24      0.32
                                                                                       <F31>
  Net realized and unrealized
  gains (losses) on investments             0.14                  0.09              1.76      1.55     (1.95)     0.52     (0.18)
                                          ------                ------            ------    ------    ------    ------    ------
    Total from investment operations        0.28                  0.11              2.07      1.76     (1.70)     0.76      0.14
                                          ------                ------            ------    ------    ------    ------    ------

LESS DISTRIBUTIONS:
  Dividends from net investment income     (0.24)                   --             (0.21)    (0.20)    (0.26)    (0.14)    (0.47)
  Dividends from net realized gains           --                    --                --        --        --        --     (1.28)
                                          ------                ------            ------    ------    ------    ------    ------
    Total distributions                    (0.24)                   --             (0.21)    (0.20)    (0.26)    (0.14)    (1.75)
                                          ------                ------            ------    ------    ------    ------    ------

Redemption fees retained(4)<F32>              --                    --                --        --        --        --        --
                                          ------                ------            ------    ------    ------    ------    ------

Net asset value, end of period            $12.52                $12.48            $12.37    $10.51     $8.95    $10.91    $10.29
                                          ------                ------            ------    ------    ------    ------    ------
                                          ------                ------            ------    ------    ------    ------    ------

TOTAL RETURN                               2.18%                 0.89%            19.83%    19.88%   (16.05%)    7.38%     1.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)      $188.7                $195.6            $194.5     $20.3     $15.8     $20.4     $17.5
Ratio of net expenses
to average net assets                      1.19%                 1.18%             1.18%     1.51%     1.43%     1.74%     1.85%
Ratio of net investment income
to average net assets                      2.16%                 1.70%             2.56%     2.10%     2.12%     2.12%     2.36%
Portfolio turnover rate                   31.38%                 0.00%             8.20%    57.29%    76.93%    78.01%    86.13%

(1)<F29> For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)<F30> All ratios for the period have been annualized, except portfolio turnover and total return.
(3)<F31>  Calculated using average shares outstanding during period.
(4)<F32>  Amount is less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS - HENNESSY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

HENNESSY TOTAL RETURN FUND

                                      Six Months                 Period
                                         Ended                    Ended                        Year Ended June 30,
                                       April 30,               October 31,         --------------------------------------------
                                2005(Unaudited)(2)<F34>   2004(1)<F33>(2)<F34>     2004      2003      2002      2001      2000
                                -----------------------   --------------------     ----      ----      ----      ----      ----
PER SHARE DATA

Net asset value,
beginning of period                     $10.40                   $10.62            $9.65     $9.78     $10.49    $8.62    $10.70
                                        ------                   ------           ------     -----     ------   ------    ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                   0.11                     0.07             0.17(3)   0.12       0.11     0.24      0.22
                                                                                       <F35>
  Net realized and unrealized
  gains (losses) on securities            0.40                    (0.24)            0.92     (0.13)     (0.71)    1.87     (2.08)
                                        ------                   ------           ------     -----     ------   ------    ------
    Total from investment operations      0.51                    (0.17)            1.09     (0.01)     (0.60)    2.11     (1.86)
                                        ------                   ------           ------     -----     ------   ------    ------

LESS DISTRIBUTIONS
  Dividends from net
  investment income                      (0.10)                   (0.05)           (0.10)    (0.12)     (0.11)   (0.24)    (0.22)
  Dividends from
  realized capital gains                    --                       --               --        --         --       --        --
  Return of capital                         --                       --            (0.02)       --         --       --        --
                                        ------                   ------           ------     -----     ------   ------    ------
    Total distributions                  (0.10)                   (0.05)           (0.12)    (0.12)     (0.11)   (0.24)    (0.22)
                                        ------                   ------           ------     -----     ------   ------    ------
Redemption fees retained(4)<F36>            --                       --               --        --         --       --        --
                                        ------                   ------           ------     -----     ------   ------    ------
Net asset value, end of period          $10.81                   $10.40           $10.62     $9.65      $9.78   $10.49     $8.62
                                        ------                   ------           ------     -----     ------   ------    ------
                                        ------                   ------           ------     -----     ------   ------    ------

TOTAL RETURN                             4.95%                   (1.61%)          11.36%    (0.04%)    (5.73%)  24.66%   (17.50%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)     $92.0                    $91.9            $97.0      $6.0       $3.5     $3.1      $3.4
Ratio of net expenses to average
net assets, excluding interest expense:
  Before expense reimbursement           1.22%                    1.20%            1.27%      2.12%     4.35%    4.54%     2.76%
  After expense reimbursement            1.22%(5)                 1.20%(5)         1.27%(5)   1.95%(6)  1.71%(6) 1.20%(6)  1.20%(6)
                                             <F37>                    <F37>            <F37>      <F38>     <F38>     <F38>    <F38>
Ratio of net expenses to average
net assets, including interest expense:
  Before expense reimbursement           2.09%                    1.78%            1.66%      2.50%     4.97%    6.06%     4.44%
  After expense reimbursement            2.09%                    1.78%            1.66%      2.33%     2.33%    2.72%     2.88%
Ratio of interest expense
to average net assets                    0.87%                    0.58%            0.39%      0.38%     0.62%    1.52%     1.68%
Ratio of net investment
income (loss) to average net assets:
  Before expense reimbursement           0.39%                    1.85%            1.55%      1.25%    (1.58%)  (1.06%)    0.56%
  After expense reimbursement            0.39%                    1.85%            1.55%      1.42%     1.06%    2.28%     2.12%
Portfolio turnover rate                  7.87%                    0.30%            8.37%     17.60%    34.76%   48.80%    33.58%

(1)<F33> For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)<F34> All ratios for the period have been annualized, except portfolio turnover and total return.
(3)<F35>  Calculated using average shares outstanding during period.
(4)<F36>  Amount is less than $0.01.
(5)<F37> On February 27, 2004, the Hennessy Total Return Fund instituted an expense cap, excluding interest expense, of 1.35% of the average daily net assets of the Total Return Fund. This expense cap will be in effect through June 30, 2005.
(6)<F38> The Hennessy Total Return Fund instituted an expense cap, excluding interest expense of 1.95%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS - HENNESSY BALANCED FUND

FINANCIAL HIGHLIGHTS

HENNESSY BALANCED FUND

                                          Six Months
                                             Ended               Period
                                           April 30,              Ended                        Year Ended June 30,
                                             2005              October 31,         --------------------------------------------
                                      (Unaudited)(2)<F40> 2004(1)<F39>(2)<F40>     2004      2003      2002      2001      2000
                                      ------------------- --------------------     ----      ----      ----      ----      ----
PER SHARE DATA
Net asset value, beginning of period        $10.62               $10.85           $10.44    $10.62    $11.50    $10.37    $12.56
                                            ------               ------           ------    ------    ------    ------    ------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                       0.07                 0.04             0.11      0.14      0.15      0.27      0.28
  Net realized and unrealized
  gains (losses) on securities                0.15                (0.24)            0.50     (0.12)    (0.50)     1.25     (1.53)
                                            ------               ------           ------    ------    ------    ------    ------
    Total from investment operations          0.22                (0.20)            0.61      0.02     (0.35)     1.52     (1.25)
                                            ------               ------           ------    ------    ------    ------    ------

LESS DISTRIBUTIONS
  Dividends from net investment income       (0.07)               (0.03)           (0.12)    (0.14)    (0.15)    (0.27)    (0.28)
  Dividends from realized capital gains         --                   --            (0.06)    (0.06)    (0.38)    (0.12)    (0.66)
  Return of capital                             --                   --            (0.02)       --        --        --        --
                                            ------               ------           ------    ------    ------    ------    ------
    Total distributions                      (0.07)               (0.03)           (0.20)    (0.20)    (0.53)    (0.39)    (0.94)
                                            ------               ------           ------    ------    ------    ------    ------

Redemption fees retained(3)<F41>                --                   --               --        --        --        --        --
                                            ------               ------           ------    ------    ------    ------    ------

Net asset value, end of period              $10.77               $10.62           $10.85    $10.44    $10.62    $11.50    $10.37
                                            ------               ------           ------    ------    ------    ------    ------
                                            ------               ------           ------    ------    ------    ------    ------

TOTAL RETURN                                 2.12%               (1.86%)           5.81%     0.24%    (3.12%)   14.85%   (10.40%)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (millions)         $20.4                $21.8            $23.4     $16.1     $15.3     $15.2     $16.1
Ratio of net expenses
to average net assets                        1.43%                1.41%            1.41%     1.50%     1.84%     1.87%     1.61%
Ratio of net investment income
to average net assets                        1.24%                1.12%            1.01%     1.40%     1.33%     2.39%     2.36%
Portfolio turnover rate                      8.06%                8.55%           45.17%    21.79%    45.95%    46.91%    31.16%

(1)<F39> For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)<F40> All ratios for the period have been annualized, except portfolio turnover and total return.
(3)<F41>  Amount is less than $0.01.

See notes to the financial statements.

STATEMENT OF CASH FLOWS

HENNESSY TOTAL RETURN FUND  Six months ended April 30, 2005 (unaudited)

Cash Flows From Operating Activities:
  Net increase in net assets from operations                        $4,483,401
  Adjustments to reconcile net increase in net assets
  from operations to net cash provided by operating activities:
    Purchase of investment securities                             (276,090,379)
    Proceeds on sale of securities                                 281,050,123
    Increase in other receivables, net                                 (72,625)
    Increase in other assets                                             5,371
    Increase in accrued expenses and other payables                    (89,485)
    Net accretion of discount on securities                           (544,522)
    Net realized gain on investments                                (1,230,743)
    Unrealized appreciation on securities                           (2,313,650)
                                                                 -------------
      Net cash used by operating activities                         $5,197,491
                                                                 -------------

Cash Flows From Financing Activities:
    Decrease in reverse repurchase agreements                        $(850,000)
    Proceeds on shares sold                                          3,012,897
    Payment on shares repurchased                                   (7,297,705)
    Cash dividends paid                                                (62,683)
                                                                 -------------
      Net cash provided by financing activities                    $(5,197,491)
                                                                 -------------
      Net increase (decrease) in cash                                       --

Cash at beginning of period                                                 --
                                                                 -------------
Cash at end of period                                                      $--
                                                                 -------------
                                                                 -------------

Cash paid for interest                                                $364,886
                                                                 -------------
                                                                 -------------

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2005 (Unaudited)

1). ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the "Growth Fund"), and Hennessy Cornerstone Value Fund (the "Value Fund"), the Hennessy Focus 30 Fund (the "Focus 30 Fund"), formerly SYM Select Growth Fund. The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, the Focus 30 Fund acquired the assets, and assumed the liabilities, of the SYM Select Growth Fund, a former series of Advisors Series Trust. Hence, the Focus 30 Fund commenced operations on September 17, 2003.

     The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996, consists of two separate portfolios: Hennessy Balanced Fund (the "Balanced Fund") and Hennessy Total Return Fund (the "Total Return Fund," and together with the Growth Fund, Value Fund, Focus 30 Fund and Balanced Fund, the "Funds"). The Balanced and Total Return Funds are open-end, non-diversified companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

2). SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a). Investment Valuation - Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, procedures have been put in place to determine a fair value of a security. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: size of holding, trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.

b). Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales and deferred post-October losses for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c). Income and Expenses - Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners - Dividends from net investment income for the Growth, Focus 30 and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e). Security Transactions - Investment and shareowner transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f). Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g). Share Valuation - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 1.50% redemption fee on shares held less than 90 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

h). Repurchase Agreements - Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

3). REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the six months ended April 30, 2005, the average daily balance and average interest rate in effect for reverse repurchase agreements was $33,280,608 and 2.472%, respectively. At April 30, 2005, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on May 26, 2005 ($12,600,000), June 23, 2005 ($8,010,000) and July 21, 2005 ($12,460,000) were 2.85%, 3.20% and
3.20% and represented 26.39% of the Total Return Fund's total assets. For the period ended October 31, 2004, the average daily balance and average interest rate in effect for reverse repurchase agreements was $33,962,914 and 1.58%, respectively. At October 31, 2004, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on November 26, 2004 ($10,680,000), December 30, 2004 ($9,000,000) and January 27, 2005
($14,240,000) were 1.80%, 1.93% and 2.10% and represented 26.89% of the Total
Return Fund's total assets.

4). INVESTMENT TRANSACTIONS

During the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

              Growth Fund   Focus 30 Fund    Value Fund    Total Return Fund   Balanced Fund
              -----------   -------------    ----------    -----------------   -------------
Purchases     $846,135,368    $4,761,421    $61,686,960       $5,497,296           $834,214
Sales         $879,943,556    $5,547,380    $69,841,897       $9,807,200         $1,931,823

5). INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the "Manager") is the manager of the Funds. The Manager provides the Funds with investment management services under a Management Agreement. The Manager furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Manager is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

          Growth Fund                            0.74%
          Focus 30 Fund                          1.00%*<F42>
          Value Fund                             0.74%
          Total Return Fund                      0.60%
          Balanced Fund                          0.60%

     *<F42> Effective June 30, 2005, the Manager has agreed to reduce the investment management fee for the Focus 30 Fund to 0.74% annually based on the average net assets of the fund.

     Each Fund is responsible for its own operating expenses. The Manager has agreed to reimburse the Total Return Fund to the extent necessary to ensure that the "Total Annual Fund Operating Expense, excluding Interest Expense" does not exceed 1.35%. This expense cap, will be in effect through June 30, 2005. The Manager has agreed to reimburse the Growth, Value and Balanced Funds to the extent necessary to ensure that the "Total Annual Operating Expense" does not exceed 1.50%, 1.25% and 1.50%, respectively, through June 30, 2005. The Manager has also agreed to reimburse the Focus 30 Fund to the extent necessary to ensure that the "Total Annual Fund Operating Expense" does not exceed 1.45%. This expense cap will be in effect until such contractual limitation is terminated by the Board of Directors of Hennessy Mutual Funds, Inc.

     The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Manager for the non-investment management services it provides the Growth and Value Funds. The Plan provides for a monthly fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Growth and Value Funds.

     The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.25% of each Fund's average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six months ended April 30, 2005, were $1,234,870, $77,584, $266,221, $125,654 and
$28,753 for Growth, Focus 30, Value, Total Return and Balanced Funds, respectively.

     The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. All performance and operations reported for periods before September 17, 2003, represent the activity of the SYM Select Growth Fund.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6). SECURITIES LENDING

The Value Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of April 30, 2005, the Value Fund had on loan a security valued at $258 and collateral of $135,800. Once the Adviser disposes of the current securities on loan, the Fund will discontinue securities lending.

7). LINE OF CREDIT

The Growth, Focus 30, and Value Funds have $20,000,000, $500,000 and $500,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the six months ended April 30, 2005, the Growth Fund had an outstanding average daily balance and a weighed average interest rate of $1,502,166 and 5.35%, respectively. The maximum amount outstanding for the Growth Fund during the period was $20,000,000. During the six months ended April 30, 2005, the Focus 30 Fund had an outstanding average daily balance and a weighed average interest rate of $13,889 and 5.35%, respectively. The maximum amount outstanding for the Focus 30 Fund during the period was $500,000. During the six months ended April 30, 2005, the Value Fund had an outstanding average daily balance and a weighed average interest rate of $74,591 and 5.35%, respectively. The maximum amount outstanding for the Value Fund during the period was $500,000.

8). FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2004:

                                                   Hennessy         Hennessy          Hennessy         Hennessy          Hennessy
                                                    Growth          Focus 30           Value         Total Return        Balanced
                                                     Fund             Fund              Fund             Fund              Fund
                                                   --------         --------          --------       ------------        --------
Cost of investments (a)<F43>                   $1,304,136,594     $49,580,368      $192,225,560      $130,773,742      $21,730,776
                                               --------------     -----------     -------------     -------------      -----------
Gross unrealized appreciation                     117,031,606       2,245,808        12,723,267         2,482,813          735,178
Gross unrealized depreciation                    (107,513,606)     (1,484,540)       (9,320,380)       (7,447,258)      (1,100,797)
                                               --------------     -----------     -------------     -------------      -----------
Net unrealized appreciation (depreciation)         $9,518,000        $761,268        $3,402,887       ($4,964,445)       ($365,619)
                                               --------------     -----------     -------------     -------------      -----------
                                               --------------     -----------     -------------     -------------      -----------
Undistributed ordinary income                            $--             $--         $3,448,705          $141,094          $25,337
Undistributed long-term capital gain              173,840,519             --                --                --               --
                                               --------------     -----------     -------------     -------------      -----------
Total distributable earnings                     $173,840,519            $--         $3,448,705          $141,094          $25,337
                                               --------------     -----------     -------------     -------------      -----------
                                               --------------     -----------     -------------     -------------      -----------
Accumulated realized losses                       ($4,349,076)    ($8,040,896)    ($148,612,790)     ($96,431,965)     ($3,424,557)
                                               --------------     -----------     -------------     -------------      -----------
Total accumulated realized
  and unrealizedgains (losses)                   $179,009,443     ($7,279,628)    ($141,761,198)    ($101,255,316)     ($3,764,839)
                                               --------------     -----------     -------------     -------------      -----------
                                               --------------     -----------     -------------     -------------      -----------

(a)<F43> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

At October 31, 2004, the Growth Fund had tax basis capital losses of $4,349,076 from the Lindner merger, which is limited by IRS regulations to offset future capital gains. Of such losses, $102,197 expire September 30, 2008, $2,532,547 expire September 30, 2009, $1,194,734 expire September 30, 2010 and $519,598 expire on October 31, 2012. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2004. Further, as a result of a permanent book-to-tax difference relating to a net operating loss, accumulated undistributed net investment loss has been decreased by $798,823 and capital stock has been decreased by $798,823.

     At October 31, 2004, the Focus 30 Fund had tax basis capital losses of $8,040,896, which may be carried over to offset future capital gains. Of such losses, $8,040,896 expire on December 31, 2010. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2004. Further, as result of a permanent book-to-tax difference relating to a net operating loss, accumulated undistributed net investment loss has been decreased by $57,161 and capital stock has been decreased by $57,161.

     At October 31, the Value Fund had tax basis capital losses of $148,612,790, which may be carried over to offset future capital gains. Of such losses, $5,629,440 expire September 30, 2006, $45,899,693 expire September 30, 2007,
$57,383,495 expire September 30, 2008, $11,505,303 expire September 30, 2009,
$27,482,264 expire September 30, 2011 and $712,595 will expire on September 30, 2012. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2004.

     At October 31, 2004, the Total Return Fund had tax basis capital losses of $96,431,965, which may be carried over to offset future capital gains. Of such losses, $61,773,386 expire on June 30, 2009 and $34,658,579 expire June 30,
2012. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2004.

     At October 31, 2004, the Balanced Fund had tax basis capital losses of $3,424,557, which may be carried over to offset future capital gains. Of such losses, $447,964 expire on June 30, 2005, $447,964 expire June 30, 2006,
$610,892 expire June 30, 2008, $732,997 expire June 30, 2009, $447,964 expire
June 30, 2010, $447,964 expire June 30, 2011 and $288,812 expire October 31,
2012. Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2004.

The tax character of distributions paid during 2005 and 2004 for the Growth Fund were as follows:

                           Six Months Ended
                            April 30, 2005    Period Ended       Year Ended
                             (unaudited)    October 31, 2004 September 30, 2004
                           ---------------- ---------------- ------------------
Distributions paid from:
Ordinary income                       $--          $--               $--
Long-term capital gain        173,840,684           --                --
                             ------------          ---               ---
                             $173,840,684          $--               $--
                             ------------          ---               ---
                             ------------          ---               ---

The tax character of distributions paid during 2005 and 2004 for the Focus 30 Fund were as follows:

                           Six Months Ended
                            April 30, 2005    Period Ended       Year Ended
                             (unaudited)    October 31, 2004 September 30, 2004
                           ---------------- ---------------- ------------------
Distributions paid from:
Ordinary income                  $--               $--               $--
Long-term capital gain            --                --                --
                                 ---               ---               ---
                                 $--               $--               $--
                                 ---               ---               ---
                                 ---               ---               ---

The tax character of distributions paid during 2005 and 2004 for the Value Fund were as follows:

                           Six Months Ended
                            April 30, 2005    Period Ended       Year Ended
                             (unaudited)    October 31, 2004 September 30, 2004
                           ---------------- ---------------- ------------------
Distributions paid from:
Ordinary income               $3,734,561           $--            $421,282
Long-term capital gain                --            --                  --
                              ----------           ---            --------
                              $3,734,561           $--            $421,282
                              ----------           ---            --------
                              ----------           ---            --------

The tax character of distributions paid during 2005 and 2004 for the Total Return Fund were as follows:

                           Six Months Ended
                            April 30, 2005    Period Ended       Year Ended
                             (unaudited)    October 31, 2004 September 30, 2004
                           ---------------- ---------------- ------------------
Distributions paid from:
Ordinary income               $899,155          $446,103          $600,144
Long-term capital gain              --                --                --
Return of capital                   --                --           109,324
                              --------          --------          --------
                              $899,155          $446,103          $709,468
                              --------          --------          --------
                              --------          --------          --------

The tax character of distributions paid during 2005 and 2004 for the Balanced Fund were as follows:

                           Six Months Ended
                            April 30, 2005    Period Ended       Year Ended
                             (unaudited)    October 31, 2004 September 30, 2004
                           ---------------- ---------------- ------------------
Distributions paid from:
Ordinary income               $126,315           $59,819          $197,328
Long-term capital gain              --                --            93,788
Return of capital                   --                --            42,438
                              --------           -------          --------
                              $126,315           $59,819          $333,554
                              --------           -------          --------
                              --------           -------          --------

9). FEDERAL TAX DISTRIBUTION INFORMATION (Unaudited)

The Total Return and Balanced Funds designate 100% of the dividends declared from net investment income during the period ended October 31, 2004, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

     For the period ended October 31, 2004, 100% of the ordinary distributions paid by the Total Return and Balanced Funds qualify for the dividends received deduction available to corporate shareholders.

10). SUBSEQUENT EVENTS

On June 7, 2005, the Board of Directors (the "Board") of The Hennessy Mutual Funds, Inc. (the "Company") approved an amendment to the Management Agreement between the Company and Hennessy Advisors, Inc. to reduce the annual management fee payable by the Focus 30 Fund from 1.00% to 0.74%, effective June 30, 2005. The Board also approved an amendment to the Servicing Agreement between the Company and Hennessy Advisors, Inc. to add the Focus 30 Fund to the Servicing Agreement. A description of the Servicing Agreement can be found on page 27 of the prospectus dated March 4, 2005. In exchange for services provided by Hennessy Advisors, Inc. to the Focus 30 Fund under the Servicing Agreement, the Focus 30 Fund will pay an annual fee of 0.10% to Hennessy Advisors, Inc. As a cumulative result of these changes, the annual fees and expenses of the Focus 30 Fund should decrease by 0.16%.

EXPENSE EXAMPLE

EXPENSE EXAMPLE April 30, 2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, through April 30, 2005.

ACTUAL EXPENSES

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. You will be charged a redemption fee equal to 1.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning        Ending         Expenses Paid
                            Account Value  Account Value  During Period(1)<F44>
                               11/1/04        4/30/05        11/1/04-4/30/05
                            -------------  -------------  ---------------------
ACTUAL
Growth Fund                   $1,000.00      $1,081.30            $6.40
Focus 30 Fund                 $1,000.00      $1,171.90            $7.70
Value Fund                    $1,000.00      $1,021.80            $5.97
Total Return Fund             $1,000.00      $1,049.50           $10.62
Balanced Fund                 $1,000.00      $1,021.20            $7.17

HYPOTHETICAL
(5% RETURN BEFORE EXPENSES)
Growth Fund                   $1,000.00      $1,018.65            $6.21
Focus 30 Fund                 $1,000.00      $1,017.70            $7.15
Value Fund                    $1,000.00      $1,018.89            $5.96
Total Return Fund             $1,000.00      $1,014.43           $10.44
Balanced Fund                 $1,000.00      $1,017.70            $7.15

(1)<F44> Expenses are equal to the Growth Fund's, Focus 30 Fund's, Value Fund's, Total Return Fund's and Balanced Fund's expense ratios of 1.24%, 1.43%, 1.19%, 2.09% and 1.43%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one-half year period).

PROXY VOTING POLICY

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICY AND PROXY VOTING RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) by calling 1-800-966-4354; (2) on the Hennessy funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. Hennessy Funds' proxy voting record is available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' N-Q will also be available upon request by calling 1-800-966-4354.

BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

At its meeting on March 8, 2005, the Board of Directors (the "Board") of The Hennessy Funds, Inc. (the "Company") and its two series, the Hennessy Balanced Fund (the "Balanced Fund") and the Hennessy Total Return Fund (the "Total Return Fund") (each a "Fund" or collectively the "Funds") and The Hennessy Mutual Funds, Inc. (the "Company") and its three series, the Hennessy Cornerstone Growth Fund (the "Growth Fund"), the Hennessy Cornerstone Value Fund (the "Value Fund"), and the Hennessy Focus 30 Fund (the "Focus 30 Fund") (each a "Fund" or collectively the "Funds"), including the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds' voted to re-approve the current investment advisory agreement (the "Advisory Agreement") between the Funds and Hennessy Advisors, Inc. (the "Advisor"). In connection with its re-approval of the Advisory Agreement, the Board considered the following factors:

     The Board reviewed and discussed the specific services provided by the Advisor. The Advisor:

1) Provides formula driven investment management for The Funds. Hennessy Advisors, Inc. holds the rights to the formulas used for The Cornerstone Growth, Value and Focus 30. In providing investment management, Hennessy Advisors, Inc. directs and oversees the trading of securities within and the rebalancing of the portfolios of the Funds.

2) Continues to retain the services of the Funds' Chief Compliance Officer and makes all reasonable efforts to insure that The Funds are in compliance with the securities laws.

3) Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.

4) Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse and Pershing. Hennessy Advisors participates in "no transaction fee" ("NTF") programs with these companies, which allows customers to purchase the Hennessy Funds through third party distribution channels without paying a transaction fee. Hennessy Advisors compensates these third party distributors under a pre-determined contractual agreement.

5) Oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

     The Board also: (i) compared the performance of each Fund to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the expenses of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreement; and (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund, the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

     The Board then discussed economies of a scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints by the manager.

     The Board reviewed the Funds' expense ratios and comparable expense ratios for funds like the five funds now managed by Hennessy Advisors, Inc. The Board used data from Lipper showing funds similar in nature to the Funds (Mid-Cap
Blend, Small Cap Blend, etc.).   The Board determined that the expense ratios of
the Funds fall within the range of the ratios of other funds in their classification. Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreement.

                                For information,
                            questions or assistance,
                                  please call
                               The Hennessy Funds

                       1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue, Suite 100
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

DIRECTORS
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

(Hennessy Funds Logo)
Formulas for Smart Investing

WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Hennessy Mutual Funds, Inc.
                   --------------------------------------

     By (Signature and Title) /s/ Neil J. Hennessy
                              ---------------------------
                              Neil J. Hennessy, President

     Date      6/29/05
           -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Neil J. Hennessy
                                ---------------------------
                                Neil J. Hennessy, President

     Date      6/29/05
           -------------------

     By (Signature and Title)*  /s/ Teresa M. Nilsen
                                ---------------------------
                                Teresa M. Nilsen, Treasurer

     Date      7/1/05
           -------------------